JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 31.7%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200,000	221,500
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (c)	21,000	21,551
5.13%, 5/15/2024 (c)	12,000	12,480

		255,531

Canada — 1.6%
1011778 BC ULC
4.25%, 5/15/2024 (c)	170,000	174,881
3.88%, 1/15/2028 (c)	17,000	17,108
Advanz Pharma Corp. 8.00%, 9/6/2024	80,000	77,800
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (c)	20,000	20,650
Bombardier, Inc.
6.00%, 10/15/2022 (c)	50,000	49,937
6.13%, 1/15/2023 (c)	40,000	40,740
7.50%, 12/1/2024 (c)	45,000	45,158
7.50%, 3/15/2025 (c)	38,000	37,953
7.88%, 4/15/2027 (c)	45,000	44,813
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	100,000	109,750
Enbridge, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (b)	10,000	10,402
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077 (b)	31,000	31,206
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (b)	43,000	45,575
Garda World Security Corp. 8.75%, 5/15/2025 (c)	162,000	166,390
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (c)	70,000	72,625
Hudbay Minerals, Inc.
7.25%, 1/15/2023 (c)	15,000	15,487
7.63%, 1/15/2025 (c)	10,000	10,138
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (c)	16,000	16,680
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (c)	20,000	17,650
MEG Energy Corp.
6.38%, 1/30/2023 (c)	5,000	4,825
6.50%, 1/15/2025 (c)	54,000	55,080
NOVA Chemicals Corp.
5.00%, 5/1/2025 (c)	34,000	34,595
5.25%, 6/1/2027 (c)	26,000	27,062
Open Text Corp. 5.88%, 6/1/2026 (c)	57,000	60,859
Precision Drilling Corp.
5.25%, 11/15/2024	3,000	2,632
7.13%, 1/15/2026 (c)	23,000	21,275
Quebecor Media, Inc. 5.75%, 1/15/2023	5,000	5,438
Stars Group Holdings BV 7.00%, 7/15/2026 (c)	24,000	25,560
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	10,000	10,579
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (b)	35,000	36,086
Videotron Ltd.
5.00%, 7/15/2022	38,000	39,995
5.13%, 4/15/2027 (c)	32,000	33,840

		1,362,769

Cayman Islands — 0.0% (e)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024 (c) (f)	30,000	30,300

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	12,000	12,540
6.63%, 5/15/2039	33,000	38,775

		51,315

France — 0.5%
Altice France SA 8.13%, 2/1/2027 (c)	200,000	220,750
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	200,000	235,250

		456,000

Ireland — 0.2%
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (c)	15,000	16,005
5.13%, 10/1/2023 (c)	33,000	35,010
5.25%, 5/15/2024 (c)	21,000	22,485
4.38%, 5/1/2026 (c)	20,000	20,678
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022 (c)	21,000	22,132
4.50%, 3/15/2023 (c)	16,000	16,557
5.50%, 2/15/2024 (c)	37,000	39,974

		172,841

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033	20,000	22,000
6.00%, 9/30/2034	32,000	34,080

		56,080

Luxembourg — 0.3%
Intelsat Jackson Holdings SA
5.50%, 8/1/2023	100,000	93,290
8.00%, 2/15/2024 (c)	60,000	62,325
8.50%, 10/15/2024 (c)	110,000	110,791
9.75%, 7/15/2025 (c)	35,000	36,558

		302,964

Mexico — 0.2%
Cemex SAB de CV 5.70%, 1/11/2025 (c)	200,000	204,492

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Switzerland — 0.5%
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	200,000	211,500
UBS Group Funding Switzerland AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (b) (d) (g)	200,000	219,324

		430,824

United Arab Emirates — 0.2%
DAE Funding LLC
4.50%, 8/1/2022 (c)	10,000	10,201
5.75%, 11/15/2023 (c)	11,000	11,568
5.00%, 8/1/2024 (c)	45,000	47,180
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (c)	85,000	75,888

		144,837

United Kingdom — 0.5%
Royal Bank of Scotland Group plc 6.13%, 12/15/2022	177,000	191,520
Virgin Media Secured Finance plc 5.25%, 1/15/2026 (c)	200,000	205,500
Vodafone Group plc (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	15,000	17,249

		414,269

United States — 27.2%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	20,000	20,375
6.50%, 3/1/2024	55,000	57,200
ACCO Brands Corp. 5.25%, 12/15/2024 (c)	12,000	12,420
ACE Cash Express, Inc. 12.00%, 12/15/2022 (c)	32,000	32,000
ADT Security Corp. (The)
4.13%, 6/15/2023	95,000	96,425
4.88%, 7/15/2032 (c)	45,000	39,375
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (c)	10,000	10,137
AECOM
5.88%, 10/15/2024	5,000	5,435
5.13%, 3/15/2027	53,000	55,650
AES Corp.
5.50%, 4/15/2025	10,000	10,387
6.00%, 5/15/2026	35,000	37,144
Ahern Rentals, Inc. 7.38%, 5/15/2023 (c)	60,000	51,075
AK Steel Corp.
6.38%, 10/15/2025	38,000	32,395
7.00%, 3/15/2027	25,000	21,406
Albertsons Cos., Inc.
6.63%, 6/15/2024	140,000	146,650
5.75%, 3/15/2025	27,000	27,810
7.50%, 3/15/2026 (c)	80,000	89,000
5.88%, 2/15/2028 (c)	38,000	40,221
Allegheny Technologies, Inc.
5.95%, 1/15/2021	10,000	10,219
7.88%, 8/15/2023 (h)	10,000	10,847
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	13,000	13,731
9.75%, 7/15/2027 (c)	13,000	13,548
Allison Transmission, Inc. 4.75%, 10/1/2027 (c)	40,000	41,200
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	48,000	51,240
Ally Financial, Inc.
4.63%, 5/19/2022	50,000	51,875
4.63%, 3/30/2025	118,000	126,997
5.75%, 11/20/2025	45,000	50,401
8.00%, 11/1/2031	39,000	53,918
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	52,000	49,564
5.88%, 11/15/2026	24,000	21,802
6.13%, 5/15/2027	25,000	22,625
AMC Networks, Inc. 4.75%, 12/15/2022	40,000	40,562
American Airlines Group, Inc. 5.00%, 6/1/2022 (c)	21,000	21,805
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	87,000	84,173
6.25%, 3/15/2026	52,000	49,660
6.50%, 4/1/2027	53,000	50,416
American Express Co. Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 3/15/2020 (a) (b) (d)	45,000	45,031
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (b)	58,000	62,029
AmeriGas Partners LP
5.63%, 5/20/2024	25,000	26,766
5.75%, 5/20/2027	35,000	37,712
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	62,000	67,580
AMN Healthcare, Inc. 5.13%, 10/1/2024 (c)	36,000	37,350
Amsted Industries, Inc.
5.38%, 9/15/2024 (c)	2,000	2,042
5.63%, 7/1/2027 (c)	21,000	22,155
Antero Midstream Partners LP 5.38%, 9/15/2024	10,000	8,997
Antero Resources Corp.
5.38%, 11/1/2021	10,000	9,675
5.13%, 12/1/2022	11,000	9,652
5.63%, 6/1/2023	14,000	12,110
Arconic, Inc.
5.13%, 10/1/2024	107,000	113,955
5.90%, 2/1/2027	8,000	8,962
5.95%, 2/1/2037	34,000	36,684
Avaya, Inc. 7.00%, 4/1/2019 ‡ (c) (i)	85,000	9
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (c)	50,000	51,375
5.75%, 7/15/2027 (c)	24,000	24,761
B&G Foods, Inc. 5.25%, 4/1/2025	146,000	149,102
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	62,000	59,179
Bank of America Corp.
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024 (a) (b) (d)	15,000	15,544

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (a) (b) (d)	65,000	70,720
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (a) (b) (d)	62,000	68,975
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	58,000	63,365
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (a) (b) (d)	100,000	112,500
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (d)	123,000	133,160
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020 (a) (b) (d)	45,000	45,225
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (a) (b) (d)	49,000	48,816
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (c)	26,000	29,542
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (c)	36,000	37,215
5.88%, 5/15/2023 (c)	52,000	52,650
7.00%, 3/15/2024 (c)	69,000	72,516
6.13%, 4/15/2025 (c)	95,000	98,563
5.50%, 11/1/2025 (c)	121,000	126,608
9.00%, 12/15/2025 (c)	68,000	76,330
5.75%, 8/15/2027 (c)	12,000	12,970
7.00%, 1/15/2028 (c)	20,000	21,542
7.25%, 5/30/2029 (c)	22,000	24,031
BB&T Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (a) (b) (d)	35,000	35,000
Berry Global, Inc.
5.13%, 7/15/2023	10,000	10,262
4.88%, 7/15/2026 (c)	20,000	20,673
5.63%, 7/15/2027 (c)	54,000	55,890
Big River Steel LLC 7.25%, 9/1/2025 (c)	24,000	25,320
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (c)	24,000	24,660
Boyd Gaming Corp.
6.88%, 5/15/2023	30,000	31,125
6.38%, 4/1/2026	4,000	4,240
6.00%, 8/15/2026	34,000	35,867
Boyne USA, Inc. 7.25%, 5/1/2025 (c)	41,000	44,674
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	20,000	17,200
Brink’s Co. (The) 4.63%, 10/15/2027 (c)	75,000	75,423
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026 (c)	59,000	61,655
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (b)	30,000	22,200
Cablevision Systems Corp.
8.00%, 4/15/2020	98,000	100,817
5.88%, 9/15/2022	15,000	16,163
Callon Petroleum Co.
6.13%, 10/1/2024	8,000	7,880
6.38%, 7/1/2026	6,000	5,855
Calpine Corp.
5.88%, 1/15/2024 (c)	20,000	20,450
5.25%, 6/1/2026 (c)	90,000	93,150
Camelot Finance SA 7.88%, 10/15/2024 (c)	20,000	20,800
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 6/1/2020 (a) (b) (d)	30,000	30,345
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	66,000	62,535
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026 (c)	44,000	45,265
5.00%, 7/15/2027 (c)	29,000	30,087
CCM Merger, Inc. 6.00%, 3/15/2022 (c)	26,000	26,650
CCO Holdings LLC
5.13%, 2/15/2023	20,000	20,325
5.75%, 9/1/2023	45,000	45,900
5.75%, 1/15/2024	129,000	131,902
5.38%, 5/1/2025 (c)	60,000	62,250
5.75%, 2/15/2026 (c)	85,000	89,675
5.50%, 5/1/2026 (c)	130,000	136,162
5.13%, 5/1/2027 (c)	58,000	60,538
5.88%, 5/1/2027 (c)	35,000	37,013
5.00%, 2/1/2028 (c)	23,000	23,776
4.75%, 3/1/2030 (c)	64,000	64,880
CDK Global, Inc. 5.25%, 5/15/2029 (c)	49,000	50,715
CDW LLC
5.00%, 9/1/2023	19,000	19,482
5.00%, 9/1/2025	10,000	10,419
4.25%, 4/1/2028	40,000	40,804
Cedar Fair LP
5.38%, 4/15/2027	3,000	3,211
5.25%, 7/15/2029 (c)	6,000	6,420
Centene Corp.
4.75%, 5/15/2022	40,000	40,808
4.75%, 1/15/2025	30,000	30,795
Centennial Resource Production LLC 6.88%, 4/1/2027 (c)	24,000	23,940
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (a) (b) (d)	33,000	34,733
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	25,000	25,346
Series T, 5.80%, 3/15/2022	30,000	31,612
Series W, 6.75%, 12/1/2023	28,000	30,660
Series Y, 7.50%, 4/1/2024	2,000	2,237
5.63%, 4/1/2025	57,000	59,138
Series G, 6.88%, 1/15/2028	5,000	5,187
Charles Schwab Corp. (The) Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (a) (b) (d)	52,000	52,910

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Chemours Co. (The) 7.00%, 5/15/2025	52,000	49,228
Cheniere Energy Partners LP
5.25%, 10/1/2025	18,000	18,725
5.63%, 10/1/2026	14,000	14,856
Chesapeake Energy Corp.
7.00%, 10/1/2024	16,000	11,480
8.00%, 1/15/2025	26,000	18,785
8.00%, 6/15/2027	26,000	17,485
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (c)	35,000	32,375
8.00%, 10/15/2025 (c)	15,000	13,207
Cinemark USA, Inc. 4.88%, 6/1/2023	25,000	25,344
CIT Group, Inc.
4.75%, 2/16/2024	22,000	23,265
5.25%, 3/7/2025	45,000	49,104
6.13%, 3/9/2028	21,000	24,517
Citgo Holding, Inc. 9.25%, 8/1/2024 (c)	15,000	15,937
CITGO Petroleum Corp. 6.25%, 8/15/2022 (c)	18,000	18,202
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (a) (b) (d)	45,000	46,260
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (a) (b) (d)	40,000	41,600
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (a) (b) (d)	32,000	33,280
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (a) (b) (d)	41,000	41,769
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (a) (b) (d)	103,000	109,419
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (a) (b) (d)	46,000	46,561
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (a) (b) (d)	59,000	62,467
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	96,000	106,920
Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (a) (b) (d)	33,000	34,650
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (c)	170,000	186,772
5.13%, 8/15/2027 (c)	35,000	36,465
Clearwater Paper Corp.
4.50%, 2/1/2023	51,000	51,505
5.38%, 2/1/2025 (c)	10,000	9,575
Clearway Energy Operating LLC
5.38%, 8/15/2024	16,000	16,400
5.75%, 10/15/2025 (c)	20,000	21,050
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (c)	20,000	20,350
5.75%, 3/1/2025	3,000	2,947
CNG Holdings, Inc. 12.50%, 6/15/2024 (c)	85,000	82,662
CNO Financial Group, Inc. 5.25%, 5/30/2025	29,000	31,169
CNX Midstream Partners LP 6.50%, 3/15/2026 (c)	12,000	11,071
Coeur Mining, Inc. 5.88%, 6/1/2024	10,000	10,000
Colfax Corp.
6.00%, 2/15/2024 (c)	33,000	34,925
6.38%, 2/15/2026 (c)	5,000	5,380
Commercial Metals Co.
4.88%, 5/15/2023	19,000	19,712
5.38%, 7/15/2027	11,000	11,138
CommScope Technologies LLC
6.00%, 6/15/2025 (c)	82,000	74,005
5.00%, 3/15/2027 (c)	15,000	12,375
CommScope, Inc.
5.50%, 3/1/2024 (c)	31,000	31,891
6.00%, 3/1/2026 (c)	35,000	36,218
8.25%, 3/1/2027 (c)	40,000	38,938
Community Health Systems, Inc.
5.13%, 8/1/2021	35,000	34,912
6.25%, 3/31/2023	92,000	91,388
8.63%, 1/15/2024 (c)	37,000	38,203
8.13%, 6/30/2024 (c)	53,000	42,135
8.00%, 3/15/2026 (c)	11,000	10,973
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	32,000	26,800
Covanta Holding Corp. 5.88%, 7/1/2025	19,000	19,807
Credit Acceptance Corp. 6.63%, 3/15/2026 (c)	20,000	21,400
Crestwood Midstream Partners LP
6.25%, 4/1/2023(h)	10,000	10,262
5.75%, 4/1/2025	29,000	29,798
5.63%, 5/1/2027 (c)	10,000	10,209
Crown Americas LLC
4.50%, 1/15/2023	27,000	28,350
4.75%, 2/1/2026	26,000	27,202
CSC Holdings LLC
6.75%, 11/15/2021	27,000	29,092
5.25%, 6/1/2024	157,000	168,775
6.63%, 10/15/2025 (c)	200,000	214,060
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (c)	18,000	18,877
Curo Group Holdings Corp. 8.25%, 9/1/2025 (c)	71,000	61,947
CVR Partners LP 9.25%, 6/15/2023 (c)	164,000	170,970
CyrusOne LP REIT, 5.38%, 3/15/2027	42,000	44,782
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	12,000	12,600
DaVita, Inc.
5.13%, 7/15/2024	106,000	107,722
5.00%, 5/1/2025	22,000	21,918
DCP Midstream Operating LP
4.95%, 4/1/2022	5,000	5,162
3.88%, 3/15/2023	38,000	38,428
5.38%, 7/15/2025	14,000	14,910
6.75%, 9/15/2037 (c)	20,000	21,050
Dean Foods Co. 6.50%, 3/15/2023 (c)	19,000	10,189
Delek Logistics Partners LP

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.75%, 5/15/2025	48,000	47,520
Dell International LLC 7.13%, 6/15/2024 (c)	65,000	68,607
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	12,000	5,820
Diamond Sports Group LLC
5.38%, 8/15/2026 (c)	41,000	42,537
6.63%, 8/15/2027 (c)	14,000	14,505
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	36,000	33,840
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (a) (b) (d)	33,000	33,471
DISH DBS Corp.
6.75%, 6/1/2021	105,000	110,492
5.88%, 7/15/2022	24,000	24,960
5.00%, 3/15/2023	23,000	23,237
5.88%, 11/15/2024	25,000	24,781
Dole Food Co., Inc. 7.25%, 6/15/2025 (c)	50,000	47,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (c)	87,000	92,655
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024 (a) (b) (d)	17,000	17,391
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (c)	45,000	49,050
Edgewell Personal Care Co. 4.70%, 5/24/2022	3,000	3,095
Embarq Corp. 8.00%, 6/1/2036	130,000	128,497
EMC Corp. 3.38%, 6/1/2023	26,000	26,003
Encompass Health Corp. 5.75%, 11/1/2024	31,000	31,324
Energy Transfer Operating LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (a) (b) (d)	9,000	8,347
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (a) (b) (d)	35,000	33,075
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (a) (b) (d)	35,000	25,025
4.40%, 4/1/2024	19,000	18,298
4.15%, 6/1/2025	23,000	21,333
4.85%, 7/15/2026	8,000	7,600
5.60%, 4/1/2044	5,000	4,087
Entegris, Inc. 4.63%, 2/10/2026 (c)	49,000	50,715
Entercom Media Corp.
7.25%, 11/1/2024 (c)	35,000	36,225
6.50%, 5/1/2027 (c)	41,000	42,845
Enterprise Development Authority (The) 12.00%, 7/15/2024 (c)	91,000	99,645
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	25,000	24,791
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	20,000	12,200
EP Energy LLC
9.38%, 5/1/2024 (c)	22,000	605
8.00%, 11/29/2024 (c)	26,000	9,945
8.00%, 2/15/2025 (c)	23,000	575
7.75%, 5/15/2026 (c)	35,000	26,250
Equinix, Inc.
REIT, 5.75%, 1/1/2025	58,000	60,395
REIT, 5.88%, 1/15/2026	3,000	3,192
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (c)	30,000	31,012
REIT, 4.63%, 10/1/2027 (c)	30,000	30,075
Exela Intermediate LLC 10.00%, 7/15/2023 (c)	94,000	52,405
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (c)	21,000	22,522
Fifth Third Bancorp (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023 (a) (b) (d)	5,000	5,055
FirstCash, Inc. 5.38%, 6/1/2024 (c)	22,000	22,660
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	75,000	75,562
4.55%, 11/14/2024	15,000	15,372
5.45%, 3/15/2043	25,000	22,510
Frontier Communications Corp.
7.63%, 4/15/2024	11,000	4,785
6.88%, 1/15/2025	24,000	10,620
11.00%, 9/15/2025	31,000	14,008
8.50%, 4/1/2026 (c)	63,000	62,994
FXI Holdings, Inc. 7.88%, 11/1/2024 (c)	9,000	7,830
Gartner, Inc. 5.13%, 4/1/2025 (c)	20,000	20,925
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (a) (b) (d)	235,000	222,956
General Motors Financial Co., Inc. Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027 (a) (b) (d)	47,000	45,472
Genesis Energy LP
6.75%, 8/1/2022	15,000	15,219
6.00%, 5/15/2023	15,000	15,056
5.63%, 6/15/2024	10,000	9,575
6.50%, 10/1/2025	5,000	4,875
6.25%, 5/15/2026	5,000	4,813
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (c)	27,000	29,189
Getty Images, Inc. 9.75%, 3/1/2027 (c)	5,000	5,049
Global Partners LP
7.00%, 6/15/2023	45,000	46,350
7.00%, 8/1/2027 (c)	27,000	27,810
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	50,000	52,562
Goldman Sachs Group, Inc. (The)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 6.06%, 9/30/2019 (a) (b) (d)	5,000	5,019
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (a) (b) (d)	84,000	84,630
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (a) (b) (d)	110,000	107,987
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	28,000	28,350
5.00%, 5/31/2026	47,000	47,578
4.88%, 3/15/2027	54,000	53,249
Gray Television, Inc.
5.13%, 10/15/2024 (c)	20,000	20,725
5.88%, 7/15/2026 (c)	20,000	20,800
7.00%, 5/15/2027 (c)	45,000	49,441
Greif, Inc. 6.50%, 3/1/2027 (c)	36,000	38,178
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (c)	20,000	20,550
GTT Communications, Inc. 7.88%, 12/31/2024 (c)	8,000	4,480
Gulfport Energy Corp. 6.38%, 5/15/2025	2,000	1,420
H&E Equipment Services, Inc. 5.63%, 9/1/2025	25,000	25,735
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	60,000	63,390
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (c)	13,000	10,660
Harsco Corp. 5.75%, 7/31/2027 (c)	9,000	9,372
HAT Holdings I LLC REIT, 5.25%, 7/15/2024 (c)	13,000	13,666
HCA Healthcare, Inc. 6.25%, 2/15/2021	23,000	24,083
HCA, Inc.
7.50%, 2/15/2022	57,000	63,173
5.88%, 5/1/2023	95,000	104,500
5.38%, 2/1/2025	66,000	72,105
5.88%, 2/15/2026	65,000	72,670
5.63%, 9/1/2028	44,000	49,029
Hecla Mining Co. 6.88%, 5/1/2021	35,000	34,650
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	28,000	29,120
Hertz Corp. (The)
7.63%, 6/1/2022 (c)	28,000	29,155
5.50%, 10/15/2024 (c)	20,000	20,030
7.13%, 8/1/2026 (c)	25,000	26,094
Hilcorp Energy I LP
5.00%, 12/1/2024 (c)	90,000	84,150
5.75%, 10/1/2025 (c)	4,000	3,720
6.25%, 11/1/2028 (c)	39,000	36,270
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023 (c)	47,000	48,255
5.00%, 2/15/2025 (c)	15,000	15,562
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	12,000	12,600
4.88%, 1/15/2030 (c)	24,000	25,340
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	28,000	29,750
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	14,000	14,420
4.88%, 4/1/2027	32,000	33,830
Holly Energy Partners LP 6.00%, 8/1/2024 (c)	25,000	26,094
Hologic, Inc.
4.38%, 10/15/2025 (c)	34,000	34,850
4.63%, 2/1/2028 (c)	25,000	25,844
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	20,000	21,709
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (a) (b) (d)	5,000	5,093
Icahn Enterprises LP
6.25%, 2/1/2022	43,000	44,118
4.75%, 9/15/2024 (c)	70,000	69,930
6.38%, 12/15/2025	22,000	23,133
6.25%, 5/15/2026 (c)	30,000	31,425
iHeartCommunications, Inc.
0.00%, 12/15/2019 ‡ (i)	115,000	—
6.38%, 5/1/2026	56,945	61,501
8.38%, 5/1/2027	97,589	105,396
5.25%, 8/15/2027 (c)	18,000	18,720
IHS Markit Ltd. 5.00%, 11/1/2022 (c)	20,000	21,303
ILFC E-Capital Trust I 3.77%, 12/21/2065 (c)	100,000	68,446
Infor US, Inc. 6.50%, 5/15/2022	50,000	50,812
International Game Technology plc 6.50%, 2/15/2025 (c)	200,000	222,014
IRB Holding Corp. 6.75%, 2/15/2026 (c)	62,000	62,310
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024	52,000	52,520
REIT, 4.88%, 9/15/2027 (c)	84,000	85,905
REIT, 5.25%, 3/15/2028 (c)	48,000	49,619
Jack Ohio Finance LLC
6.75%, 11/15/2021 (c)	30,000	30,638
10.25%, 11/15/2022 (c)	20,000	21,175
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	31,000	32,085
JBS USA LUX SA
5.88%, 7/15/2024 (c)	10,000	10,300
5.75%, 6/15/2025 (c)	96,000	100,015
6.75%, 2/15/2028 (c)	74,000	81,932
6.50%, 4/15/2029 (c)	63,000	69,930
5.50%, 1/15/2030 (c)	42,000	44,519
Kaiser Aluminum Corp. 5.88%, 5/15/2024	10,000	10,411
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11,000	11,285
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026 (a) (b) (d)	40,000	41,350
L Brands, Inc. 5.63%, 10/15/2023	15,000	15,788
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (c)	48,000	49,080
Lamar Media Corp.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.75%, 2/1/2026	20,000	21,145
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (c)	59,000	61,803
Lennar Corp.
4.50%, 4/30/2024	15,000	15,802
5.88%, 11/15/2024	45,000	49,838
4.75%, 5/30/2025	5,000	5,337
5.25%, 6/1/2026	14,000	15,138
5.00%, 6/15/2027	20,000	21,400
Level 3 Financing, Inc.
5.13%, 5/1/2023	25,000	25,259
5.38%, 1/15/2024	10,000	10,198
5.38%, 5/1/2025	91,000	94,299
5.25%, 3/15/2026	54,000	56,152
Liberty Interactive LLC 8.25%, 2/1/2030	35,000	36,663
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (c)	33,000	35,104
LPL Holdings, Inc. 5.75%, 9/15/2025 (c)	50,000	52,000
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	50,000	53,875
4.75%, 1/15/2028 (c)	6,000	6,060
Martin Midstream Partners LP 7.25%, 2/15/2021	50,000	46,438
MasTec, Inc. 4.88%, 3/15/2023	59,000	59,885
Matador Resources Co. 5.88%, 9/15/2026	55,000	55,105
Match Group, Inc. 5.00%, 12/15/2027 (c)	3,000	3,113
Mattel, Inc.
2.35%, 8/15/2021	25,000	24,312
3.15%, 3/15/2023	37,000	34,965
6.75%, 12/31/2025 (c)	140,000	146,082
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (c)	62,000	63,925
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020 (a) (b) (d)	95,000	96,069
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (a) (b) (d)	90,000	97,425
6.40%, 12/15/2036	14,000	16,602
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027 (c)	23,000	25,824
MGM Resorts International 4.63%, 9/1/2026	36,000	37,535
Midcontinent Communications 5.38%, 8/15/2027 (c)	17,000	17,893
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.91%, 10/15/2019 (a) (b) (d)	174,000	175,427
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (a) (b) (d)	14,000	14,194
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	105,000	96,731
MSCI, Inc. 5.38%, 5/15/2027 (c)	69,000	73,658
MTS Systems Corp. 5.75%, 8/15/2027 (c)	24,000	24,960
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (c)	32,000	33,360
9.13%, 7/15/2026 (c)	60,000	63,900
Nationstar Mortgage LLC 6.50%, 6/1/2022	30,000	30,000
NCR Corp.
5.75%, 9/1/2027 (c)	25,000	25,875
6.13%, 9/1/2029 (c)	25,000	26,351
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (c) (f)	27,304	14,762
8.00%, 10/25/2024 (c)	41,000	11,993
Netflix, Inc.
5.88%, 2/15/2025	25,000	27,453
4.38%, 11/15/2026	15,000	15,196
4.88%, 4/15/2028	15,000	15,262
5.88%, 11/15/2028	25,000	27,158
5.38%, 11/15/2029 (c)	15,000	15,600
New Albertsons LP
7.75%, 6/15/2026	5,000	5,100
6.63%, 6/1/2028	15,000	13,650
7.45%, 8/1/2029	21,000	21,315
8.70%, 5/1/2030	14,000	14,647
8.00%, 5/1/2031	80,000	80,800
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (c)	25,000	26,021
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (c)	43,000	45,043
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (b)	15,000	16,300
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	23,000	23,690
4.25%, 9/15/2024 (c)	24,000	24,750
4.50%, 9/15/2027 (c)	8,000	8,180
NGPL PipeCo LLC 4.88%, 8/15/2027 (c)	10,000	10,721
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c)	10,000	9,863
Nielsen Finance LLC 5.00%, 4/15/2022 (c)	12,000	12,034
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (a) (b) (d)	14,000	14,070
Noble Holding International Ltd. 6.20%, 8/1/2040	9,000	3,915
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023 (f)	58,858	60,624
Northern Trust Corp. Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/1/2026 (a) (b) (d)	10,000	10,270
Northwest Acquisitions ULC 7.13%, 11/1/2022 (c)	10,000	5,875
Novelis Corp.
6.25%, 8/15/2024 (c)	45,000	47,025
5.88%, 9/30/2026 (c)	25,000	26,219
NRG Energy, Inc.
7.25%, 5/15/2026	40,000	43,810

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.63%, 1/15/2027	15,000	16,250
5.75%, 1/15/2028	12,000	12,900
5.25%, 6/15/2029 (c)	26,000	27,958
Nuance Communications, Inc. 5.63%, 12/15/2026	59,000	62,393
NuStar Logistics LP
6.00%, 6/1/2026	12,000	12,988
5.63%, 4/28/2027	30,000	31,687
Oasis Petroleum, Inc.
6.88%, 3/15/2022	24,000	22,380
6.25%, 5/1/2026 (c)	50,000	40,500
Oceaneering International, Inc. 6.00%, 2/1/2028	14,000	13,405
OI European Group BV 4.00%, 3/15/2023 (c)	9,000	9,056
Outfront Media Capital LLC
5.63%, 2/15/2024	25,000	25,719
5.88%, 3/15/2025	25,000	25,781
5.00%, 8/15/2027 (c)	15,000	15,750
Owens-Brockway Glass Container, Inc. 6.38%, 8/15/2025 (c)	40,000	42,400
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	12,000	10,920
Party City Holdings, Inc. 6.63%, 8/1/2026 (c)	19,000	18,810
PBF Holding Co. LLC
7.00%, 11/15/2023	10,000	10,313
7.25%, 6/15/2025	25,000	25,906
PBF Logistics LP 6.88%, 5/15/2023	25,000	25,703
PDC Energy, Inc. 5.75%, 5/15/2026	23,000	22,657
Peabody Energy Corp.
6.00%, 3/31/2022 (c)	15,000	15,075
6.38%, 3/31/2025 (c)	15,000	14,822
Penske Automotive Group, Inc. 5.50%, 5/15/2026	75,000	78,439
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	20,000	21,000
PetSmart, Inc.
7.13%, 3/15/2023 (c)	20,000	18,800
5.88%, 6/1/2025 (c)	97,000	96,515
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (c)	59,000	61,065
5.88%, 9/30/2027 (c)	39,000	41,886
Pitney Bowes, Inc.
4.95%, 4/1/2023 (h)	20,000	19,700
4.63%, 3/15/2024	2,000	1,900
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (a) (b) (d)	8,000	7,536
Plantronics, Inc. 5.50%, 5/31/2023 (c)	61,000	61,153
PNC Financial Services Group, Inc. (The) Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (a) (b) (d)	50,000	51,875
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (c) (f)	43,000	36,550
Post Holdings, Inc.
5.50%, 3/1/2025 (c)	40,000	41,900
5.00%, 8/15/2026 (c)	84,000	87,116
5.75%, 3/1/2027 (c)	20,000	21,204
5.50%, 12/15/2029 (c)	25,000	26,063
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (c)	32,000	33,642
5.25%, 4/15/2024 (c)	31,000	31,823
5.75%, 4/15/2026 (c)	50,000	52,065
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (a) (b) (d)	25,000	25,813
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	191,000	205,308
QEP Resources, Inc.
5.38%, 10/1/2022	8,000	7,653
5.25%, 5/1/2023	10,000	9,275
Qorvo, Inc. 5.50%, 7/15/2026	50,000	52,813
Quicken Loans, Inc.
5.75%, 5/1/2025 (c)	74,000	76,313
5.25%, 1/15/2028 (c)	20,000	20,640
Qwest Corp. 6.88%, 9/15/2033	13,000	13,001
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (c)	67,000	61,633
Radian Group, Inc.
4.50%, 10/1/2024	40,000	41,300
4.88%, 3/15/2027	12,000	12,150
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (c)	35,000	37,537
8.25%, 11/15/2026 (c)	29,000	32,009
Revlon Consumer Products Corp. 6.25%, 8/1/2024	30,000	15,900
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	43,610	43,701
5.13%, 7/15/2023 (c)	25,000	25,594
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027 (c)	18,000	18,518
Sabre GLBL, Inc. 5.38%, 4/15/2023 (c)	22,000	22,440
SBA Communications Corp. REIT, 4.00%, 10/1/2022	23,000	23,460
Scientific Games International, Inc.
10.00%, 12/1/2022	27,000	28,080
5.00%, 10/15/2025 (c)	156,000	160,961
Sealed Air Corp. 5.13%, 12/1/2024 (c)	20,000	21,400
SemGroup Corp.
5.63%, 7/15/2022	20,000	20,300
5.63%, 11/15/2023	25,000	25,594
6.38%, 3/15/2025	20,000	20,700
7.25%, 3/15/2026	13,000	14,072
Sensata Technologies BV
4.88%, 10/15/2023 (c)	15,000	15,806
5.00%, 10/1/2025 (c)	30,000	32,063
Service Corp. International
5.38%, 5/15/2024	30,000	30,961
4.63%, 12/15/2027	12,000	12,480
5.13%, 6/1/2029	5,000	5,344
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (c)	6,000	6,172

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.88%, 3/15/2026 (c)	50,000	52,313
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (c)	10,000	10,191
5.38%, 4/15/2025 (c)	60,000	62,175
5.38%, 7/15/2026 (c)	42,000	44,094
5.00%, 8/1/2027 (c)	38,000	39,195
5.50%, 7/1/2029 (c)	26,000	27,755
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	12,000	12,420
5.50%, 4/15/2027 (c)	12,000	12,795
SM Energy Co.
6.75%, 9/15/2026	12,000	10,500
6.63%, 1/15/2027	16,000	13,760
Solera LLC 10.50%, 3/1/2024 (c)	26,000	27,485
Sotheby’s 4.88%, 12/15/2025 (c)	40,000	40,404
Spectrum Brands, Inc.
6.13%, 12/15/2024	18,000	18,680
5.75%, 7/15/2025	58,000	60,522
5.00%, 10/1/2029 (c)	6,000	6,105
Springleaf Finance Corp.
7.75%, 10/1/2021	40,000	43,500
6.13%, 5/15/2022	5,000	5,350
5.63%, 3/15/2023	27,000	28,823
6.13%, 3/15/2024	20,000	21,525
6.88%, 3/15/2025	45,000	49,584
7.13%, 3/15/2026	52,000	57,685
6.63%, 1/15/2028	33,000	35,485
Sprint Capital Corp. 8.75%, 3/15/2032	72,000	88,808
Sprint Communications, Inc. 6.00%, 11/15/2022	38,000	40,375
Sprint Corp.
7.88%, 9/15/2023	189,000	207,609
7.13%, 6/15/2024	71,000	76,524
7.63%, 2/15/2025	69,000	75,900
7.63%, 3/1/2026	39,000	43,046
Sprint eWireless, Inc. 7.00%, 3/1/2020 (i)	25,000	—
SRC Energy, Inc. 6.25%, 12/1/2025	16,000	15,840
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	93,000	97,187
Standard Industries, Inc.
6.00%, 10/15/2025 (c)	50,000	52,423
5.00%, 2/15/2027 (c)	18,000	18,636
4.75%, 1/15/2028 (c)	17,000	17,572
Staples, Inc.
7.50%, 4/15/2026 (c)	45,000	46,363
10.75%, 4/15/2027 (c)	35,000	35,963
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020 (a) (b) (d)	80,000	81,400
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (a) (b) (d)	21,000	21,729
Station Casinos LLC 5.00%, 10/1/2025 (c)	36,000	36,533
Steel Dynamics, Inc.
5.25%, 4/15/2023	23,000	23,402
4.13%, 9/15/2025	20,000	20,200
5.00%, 12/15/2026	15,000	15,713
Summit Materials LLC
5.13%, 6/1/2025 (c)	35,000	35,875
6.50%, 3/15/2027 (c)	45,000	48,038
Summit Midstream Holdings LLC
5.50%, 8/15/2022	10,000	9,125
5.75%, 4/15/2025	35,000	29,547
Sunoco LP
4.88%, 1/15/2023	23,000	23,604
5.50%, 2/15/2026	13,000	13,567
6.00%, 4/15/2027	36,000	38,160
5.88%, 3/15/2028	3,000	3,184
SunTrust Banks, Inc.
(ICE LIBOR USD 3 Month + 3.86%), 5.63%, 12/15/2019 (a) (b) (d)	5,000	5,000
Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 6/15/2022 (a) (b) (d)	34,000	34,407
Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (a) (b) (d)	40,000	40,100
Symantec Corp. 5.00%, 4/15/2025 (c)	31,000	31,343
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (c)	25,000	24,875
5.50%, 1/15/2028 (c)	5,000	4,887
Targa Resources Partners LP
4.25%, 11/15/2023	15,000	15,112
5.13%, 2/1/2025	50,000	51,417
5.88%, 4/15/2026	2,000	2,113
6.50%, 7/15/2027 (c)	11,000	12,002
Team Health Holdings, Inc. 6.38%, 2/1/2025 (c)	85,000	58,735
TEGNA, Inc.
6.38%, 10/15/2023	60,000	61,875
5.50%, 9/15/2024 (c)	10,000	10,300
Teleflex, Inc. 5.25%, 6/15/2024	63,000	64,890
Tempur Sealy International, Inc.
5.63%, 10/15/2023	42,000	43,208
5.50%, 6/15/2026	64,000	66,720
Tenet Healthcare Corp.
4.63%, 7/15/2024	75,000	77,080
4.63%, 9/1/2024 (c)	11,000	11,315
5.13%, 5/1/2025	57,000	57,787
4.88%, 1/1/2026 (c)	53,000	54,391
6.25%, 2/1/2027 (c)	30,000	31,197
5.13%, 11/1/2027 (c)	39,000	40,301
Tennant Co. 5.63%, 5/1/2025	60,000	62,400
Terraform Global Operating LLC 6.13%, 3/1/2026 (c)	15,000	15,413
TerraForm Power Operating LLC
4.25%, 1/31/2023 (c)	15,000	15,300
6.63%, 6/15/2025 (c) (h)	20,000	21,080
5.00%, 1/31/2028 (c)	29,000	30,160
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	10,000	—
T-Mobile USA, Inc.
6.38%, 3/1/2025	11,000	11,396
6.38%, 3/1/2025 ‡	120,000	—
5.13%, 4/15/2025	10,000	10,350

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.50%, 2/1/2026	99,000	101,901
4.75%, 2/1/2028	93,000	97,324
4.75%, 2/1/2028 ‡	10,000	—
Toll Brothers Finance Corp. 5.88%, 2/15/2022	6,000	6,383
TransDigm, Inc. 6.25%, 3/15/2026 (c)	59,000	63,351
TransMontaigne Partners LP 6.13%, 2/15/2026	19,000	18,288
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (c)	3,750	3,919
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	37,380	37,941
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	50,000	51,500
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	25,500	25,883
Transocean, Inc.
9.00%, 7/15/2023 (c)	7,000	7,263
7.50%, 1/15/2026 (c)	14,000	12,425
7.50%, 4/15/2031	17,000	11,985
9.35%, 12/15/2041 (h)	26,000	18,720
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	52,000	50,505
Tronox, Inc. 6.50%, 4/15/2026 (c)	32,000	30,480
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (c)	37,000	38,850
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (f)	87,986	11,937
Unit Corp. 6.63%, 5/15/2021	17,000	12,920
United Airlines Holdings, Inc.
5.00%, 2/1/2024	33,000	34,732
4.88%, 1/15/2025	28,000	29,459
United Rentals North America, Inc.
5.50%, 7/15/2025	15,000	15,607
4.63%, 10/15/2025	50,000	51,024
5.88%, 9/15/2026	32,000	34,122
6.50%, 12/15/2026	52,000	56,654
5.50%, 5/15/2027	10,000	10,600
4.88%, 1/15/2028	50,000	52,000
United States Steel Corp.
6.88%, 8/15/2025	13,000	11,733
6.25%, 3/15/2026	27,000	22,680
Univar USA, Inc. 6.75%, 7/15/2023 (c)	10,000	10,163
USA Compression Partners LP 6.88%, 4/1/2026	7,000	7,263
Valaris plc
7.75%, 2/1/2026	3,000	1,606
5.75%, 10/1/2044	26,000	11,050
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	46,000	44,332
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	61,000	63,326
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	66,000	71,148
Vistra Energy Corp. 5.88%, 6/1/2023	35,000	35,752
Vistra Operations Co. LLC 5.50%, 9/1/2026 (c)	20,000	20,924
VOC Escrow Ltd. 5.00%, 2/15/2028 (c)	29,000	29,945
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (b)	49,000	51,673
W&T Offshore, Inc. 9.75%, 11/1/2023 (c)	55,000	52,504
WellCare Health Plans, Inc. 5.25%, 4/1/2025	75,000	78,094
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (a) (b) (d)	149,000	159,942
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (a) (b) (d)	25,000	27,555
WESCO Distribution, Inc. 5.38%, 6/15/2024	36,000	37,170
Western Digital Corp. 4.75%, 2/15/2026	74,000	76,128
Whiting Petroleum Corp.
5.75%, 3/15/2021	77,000	73,537
6.63%, 1/15/2026	37,000	24,975
William Carter Co. (The) 5.63%, 3/15/2027 (c)	13,000	13,910
Windstream Services LLC 8.63%, 10/31/2025 (c) (h)	32,000	32,560
WMG Acquisition Corp.
5.00%, 8/1/2023 (c)	20,000	20,450
5.50%, 4/15/2026 (c)	57,000	59,850
WPX Energy, Inc. 5.75%, 6/1/2026	59,000	60,475
Wyndham Destinations, Inc.
4.25%, 3/1/2022	2,000	2,040
5.40%, 4/1/2024 (h)	17,000	17,935
6.35%, 10/1/2025 (h)	16,000	17,680
5.75%, 4/1/2027 (h)	25,000	27,000
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	35,000	36,750
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	24,000	25,150
Xerox Corp. 4.13%, 3/15/2023 (h)	45,000	45,731
XPO Logistics, Inc.
6.13%, 9/1/2023 (c)	40,000	41,300
6.75%, 8/15/2024 (c)	65,000	70,363
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	24,000	24,750
Zayo Group LLC 6.38%, 5/15/2025	50,000	51,490

		23,802,494

TOTAL CORPORATE BONDS (Cost $27,350,954)		27,684,716

	Shares
COMMON STOCKS — 26.7%
Australia — 0.7%
Adelaide Brighton Ltd.	4,492	9,254
AGL Energy Ltd.	1,391	17,995

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Alumina Ltd.	8,351	13,379
Bank of Queensland Ltd.	2,587	17,325
BHP Group plc	1,937	41,373
CSR Ltd.	3,234	9,329
Dexus, REIT	8,976	72,299
Goodman Group, REIT	10,337	98,944
IOOF Holdings Ltd.	2,354	10,179
Mirvac Group, REIT	44,728	92,402
Rio Tinto plc	3,771	196,027
Sonic Healthcare Ltd.	471	8,931
Wesfarmers Ltd.	764	20,527
Woodside Petroleum Ltd.	609	13,305

		621,269

Austria — 0.1%
Erste Group Bank AG *	1,450	47,922
OMV AG	212	11,363

		59,285

Belgium — 0.2%
Ageas	182	10,089
KBC Group NV	230	14,939
Proximus SADP	450	13,371
Shurgard Self Storage SA	1,372	43,741
Telenet Group Holding NV	170	8,022
Warehouses De Pauw CVA, REIT, CVA	381	69,932

		160,094

Brazil — 0.3%
Ambev SA *	18,140	83,825
BB Seguridade Participacoes SA	8,143	68,947
Itau Unibanco Holding SA (Preference)	9,083	76,665

		229,437

Canada — 0.7%
Allied Properties, REIT	3,908	158,019
BCE, Inc.	384	18,573
Canadian Imperial Bank of Commerce	155	12,789
Canadian Utilities Ltd., Class A	512	15,091
Enbridge, Inc.	502	17,620
Fortis, Inc.	436	18,433
Great-West Lifeco, Inc.	280	6,723
Hydro One Ltd. (g)	998	18,448
IGM Financial, Inc.	314	8,916
Inter Pipeline Ltd.	1,142	20,041
Nutrien Ltd.	321	15,991
Pembina Pipeline Corp.	470	17,422
Power Corp. of Canada	816	18,798
Power Financial Corp.	759	17,599
Rogers Communications, Inc., Class B	188	9,157
Shaw Communications, Inc., Class B	881	17,310
TC Energy Corp.	3,830	198,315
TELUS Corp.	481	17,118
Thomson Reuters Corp.	264	17,645

		624,008

Chile — 0.0% (e)
Banco Santander Chile, ADR	768	21,504

China — 1.2%
China Construction Bank Corp., Class H	146,000	111,304
China Life Insurance Co. Ltd., Class H	11,000	25,348
China Mobile Ltd.	7,500	62,128
China Overseas Land & Investment Ltd.	32,000	100,678
China Pacific Insurance Group Co. Ltd., Class H	19,000	69,716
China Petroleum & Chemical Corp., Class H	108,000	63,908
CNOOC Ltd.	35,000	53,589
Fuyao Glass Industry Group Co. Ltd., Class A	14,800	44,591
Guangdong Investment Ltd.	14,000	27,400
Huayu Automotive Systems Co. Ltd., Class A	23,300	76,800
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,411	73,656
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	4,499	65,631
Midea Group Co. Ltd., Class A	13,700	98,220
Ping An Insurance Group Co. of China Ltd., Class H	13,000	149,418
SAIC Motor Corp. Ltd., Class A	6,503	21,682

		1,044,069

Czech Republic — 0.1%
Komercni banka A/S	1,654	55,917
Moneta Money Bank A/S (g)	2,931	9,032

		64,949

Denmark — 0.0% (e)
Tryg A/S	328	9,397

Finland — 0.1%
Elisa OYJ	208	10,723
Fortum OYJ	1,297	30,656
Kone OYJ, Class B	201	11,439
Metso OYJ	248	9,255
Neste OYJ	366	12,109
Nordea Bank Abp	2,501	17,741
Orion OYJ, Class B	507	18,892

		110,815

France — 1.8%
Airbus SE	23	2,988
Airbus SE	599	77,767
Alstom SA	304	12,593
Amundi SA (g)	189	13,165
Atos SE	185	13,022
AXA SA	984	25,125
BNP Paribas SA	504	24,503
Bouygues SA	341	13,656
Casino Guichard Perrachon SA	277	13,221
Cie de Saint-Gobain	284	11,131
Cie Generale des Etablissements Michelin SCA	137	15,254
CNP Assurances	573	11,073
Covivio, REIT	943	99,808
Danone SA	280	24,663
Eiffage SA	129	13,373
Engie SA	2,492	40,675
Eutelsat Communications SA	425	7,906
Gecina SA, REIT	92	14,455
ICADE, REIT	107	9,569
LVMH Moet Hennessy Louis Vuitton SE	179	71,020
Orange SA	5,124	80,201
Peugeot SA	549	13,702
Publicis Groupe SA	279	13,728

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Rexel SA	703	7,519
Sanofi	2,019	187,026
Schneider Electric SE	2,473	216,244
SCOR SE	259	10,693
Societe Generale SA	714	19,558
Suez	653	10,263
TOTAL SA	4,462	232,322
Veolia Environnement SA	681	17,251
Vinci SA	2,523	271,775

		1,595,249

Germany — 1.1%
Allianz SE (Registered)	1,120	260,705
Aroundtown SA	7,647	62,548
Bayer AG (Registered)	210	14,795
Deutsche Post AG (Registered)	468	15,596
Deutsche Telekom AG (Registered)	6,898	115,700
E.ON SE	1,376	13,378
Evonik Industries AG	414	10,220
Hannover Rueck SE	63	10,647
HeidelbergCement AG	179	12,933
HOCHTIEF AG	85	9,687
METRO AG	682	10,759
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	615	158,853
ProSiebenSat.1 Media SE	1,073	14,783
RWE AG	620	19,377
Telefonica Deutschland Holding AG	6,344	17,688
TUI AG	1,826	21,207
Volkswagen AG (Preference)	315	53,577
Vonovia SE	2,154	109,284

		931,737

Hong Kong — 0.4%
Hang Seng Bank Ltd.	3,500	75,417
HKT Trust & HKT Ltd.	76,000	120,560
Hong Kong Exchanges & Clearing Ltd.	1,800	52,758
Sun Hung Kai Properties Ltd.	4,000	57,483
VTech Holdings Ltd.	800	6,982
WH Group Ltd. (g)	34,500	30,897
Wharf Real Estate Investment Co. Ltd.	5,000	27,308
Yue Yuen Industrial Holdings Ltd.	4,500	12,294

		383,699

Hungary — 0.1%
OTP Bank Nyrt.	1,943	80,936

India — 0.1%
Infosys Ltd., ADR	9,887	112,415

Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	3,620	108,998

Ireland — 0.0% (e)
Smurfit Kappa Group plc	353	10,497

Italy — 0.4%
Assicurazioni Generali SpA	958	18,566
Enel SpA	19,649	146,764
Eni SpA	2,229	34,070
FinecoBank Banca Fineco SpA	5,177	54,773
Intesa Sanpaolo SpA	8,390	19,874
Mediobanca Banca di Credito Finanziario SpA	1,027	11,211
Poste Italiane SpA (g)	1,286	14,618
Snam SpA	2,962	14,962
Telecom Italia SpA	18,121	9,912
Terna Rete Elettrica Nazionale SpA	1,702	10,931

		335,681

Japan — 1.2%
Aozora Bank Ltd.	700	17,542
FANUC Corp.	100	18,902
Invesco Office J-Reit, Inc., REIT	343	68,243
Japan Airlines Co. Ltd.	200	5,940
Japan Hotel REIT Investment Corp., REIT	115	85,795
Japan Post Holdings Co. Ltd.	1,000	9,228
Japan Tobacco, Inc.	500	10,955
JFE Holdings, Inc.	1,500	18,169
JXTG Holdings, Inc.	3,800	17,370
Kansai Electric Power Co., Inc. (The)	1,200	13,440
KDDI Corp.	400	10,437
Kenedix Office Investment Corp., REIT	10	79,018
Kenedix Retail REIT Corp., REIT	14	35,075
Lawson, Inc.	300	15,362
Matsui Securities Co. Ltd.	1,700	14,315
Miraca Holdings, Inc.	400	9,150
Mitsubishi Chemical Holdings Corp.	1,300	9,318
Mitsui Fudosan Co. Ltd.	1,700	42,308
Mitsui Fudosan Logistics Park, Inc., REIT	9	37,498
Nippon Accommodations Fund, Inc., REIT	10	62,290
Nippon Prologis REIT, Inc., REIT	25	68,552
Nissan Motor Co. Ltd.	2,700	16,857
NTT DOCOMO, Inc.	800	20,428
Orix JREIT, Inc., REIT	30	65,526
Otsuka Corp.	700	28,015
Takeda Pharmaceutical Co. Ltd.	200	6,863
Tohoku Electric Power Co., Inc.	1,400	13,684
Tokio Marine Holdings, Inc.	2,000	107,294
Tokyo Electron Ltd.	100	19,212
Toyota Motor Corp.	1,800	120,888

		1,047,674

Macau — 0.1%
Sands China Ltd.	11,600	52,417

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	8,835	16,677
Fibra Uno Administracion SA de CV, REIT	36,729	53,807
Kimberly-Clark de Mexico SAB de CV, Class A *	39,604	79,593
Wal-Mart de Mexico SAB de CV	26,634	78,928

		229,005

Netherlands — 0.3%
ABN AMRO Bank NV, CVA (g)	246	4,334
Aegon NV	2,931	12,173
Akzo Nobel NV	639	56,937
Eurocommercial Properties NV, REIT, CVA	1,263	35,186
Koninklijke Ahold Delhaize NV	648	16,205
Koninklijke KPN NV	4,313	13,441
NN Group NV	375	13,289
Royal Dutch Shell plc, Class B	2,687	79,415

		230,980

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
New Zealand — 0.0% (e)
Contact Energy Ltd.	1,630	8,718
Spark New Zealand Ltd.	5,915	16,337

		25,055

Norway — 0.3%
Aker BP ASA	950	25,314
DNB ASA	900	15,865
Equinor ASA	878	16,631
Gjensidige Forsikring ASA	649	12,871
Mowi ASA	470	10,856
Telenor ASA	6,230	124,998
Yara International ASA	252	10,865

		217,400

Peru — 0.0% (e)
Southern Copper Corp.	453	15,461

Portugal — 0.0% (e)
EDP — Energias de Portugal SA	3,855	14,961
Galp Energia SGPS SA	743	11,174

		26,135

Russia — 0.4%
Alrosa PJSC	25,418	29,200
Evraz plc	4,368	25,140
Moscow Exchange MICEX-RTS PJSC	51,294	74,929
Sberbank of Russia PJSC	48,913	171,352
Severstal PJSC, GDR (g)	1,066	15,332
Severstal PJSC, GDR (g)	60	861

		316,814

Singapore — 0.2%
Ascendas, REIT	41,420	93,544
DBS Group Holdings Ltd.	3,100	56,082
StarHub Ltd.	5,700	5,362

		154,988

South Africa — 0.3%
Absa Group Ltd.	5,429	54,832
Anglo American plc	784	18,018
AVI Ltd.	4,845	26,302
Bid Corp. Ltd.	1,640	34,854
FirstRand Ltd.	11,545	47,433
SPAR Group Ltd. (The)	1,788	22,565
Vodacom Group Ltd.	4,112	32,522

		236,526

South Korea — 0.3%
KT&G Corp.	716	63,169
Samsung Electronics Co. Ltd.	3,913	160,214
Samsung Fire & Marine Insurance Co. Ltd.	206	38,383
SK Telecom Co. Ltd., ADR	831	18,448

		280,214

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	299	11,947
Aena SME SA (g)	84	15,376
Banco Bilbao Vizcaya Argentaria SA	3,647	18,984
Enagas SA	463	10,703
Endesa SA	542	14,258
Iberdrola SA	19,672	204,466
Industria de Diseno Textil SA	2,859	88,479
Inmobiliaria Colonial Socimi SA, REIT	1,470	17,736
Mapfre SA	3,454	9,303
Merlin Properties Socimi SA, REIT	5,455	76,159
Naturgy Energy Group SA	1,068	28,326
Red Electrica Corp. SA	666	13,490
Repsol SA	1,134	17,686
Telefonica SA	2,767	21,143

		548,056

Sweden — 0.3%
Autoliv, Inc.	192	15,145
Boliden AB*	460	10,565
Electrolux AB, Series B	450	10,661
Hennes & Mauritz AB, Class B	749	14,519
Lundin Petroleum AB	402	12,051
Sandvik AB	917	14,276
Skandinaviska Enskilda Banken AB, Class A	1,715	15,759
Skanska AB, Class B	512	10,365
SKF AB, Class B	583	9,627
Svenska Handelsbanken AB, Class A	9,970	93,270
Swedbank AB, Class A	1,231	17,728
Swedish Match AB	277	11,456
Tele2 AB, Class B	1,046	15,557
Telia Co. AB	3,489	15,608
Volvo AB, Class B	2,473	34,704

		301,291

Switzerland — 0.9%
Adecco Group AG (Registered)	224	12,396
Credit Suisse Group AG (Registered) *	1,554	19,010
LafargeHolcim Ltd. (Registered) *	361	17,777
Nestle SA (Registered)	553	59,975
Novartis AG (Registered)	3,003	260,621
OC Oerlikon Corp. AG (Registered)	1,720	17,267
Roche Holding AG	790	230,020
Swiss Life Holding AG (Registered)	26	12,431
Swiss Re AG	1,027	107,161
Swisscom AG (Registered)	24	11,841
UBS Group AG (Registered) *	1,823	20,699
Zurich Insurance Group AG	78	29,875

		799,073

Taiwan — 1.0%
Asustek Computer, Inc.	4,000	26,619
Chicony Electronics Co. Ltd.	4,035	11,886
Delta Electronics, Inc.	9,000	38,452
MediaTek, Inc.	5,000	59,488
Mega Financial Holding Co. Ltd.	49,000	45,390
Novatek Microelectronics Corp.	8,000	45,910
President Chain Store Corp.	3,000	28,042
Quanta Computer, Inc.	27,000	49,257
Taiwan Mobile Co. Ltd.	20,000	72,201
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,648	494,919
Vanguard International Semiconductor Corp.	20,000	40,323

		912,487

Thailand — 0.2%
Siam Cement PCL (The) (Registered)	3,500	46,690
Siam Commercial Bank PCL (The)	18,000	69,471
Thai Oil PCL	12,700	28,966

		145,127

Turkey — 0.0% (e)
Tupras Turkiye Petrol Rafinerileri A/S	1,075	27,318

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
United Arab Emirates — 0.0% (e)
First Abu Dhabi Bank PJSC	8,801	36,095

United Kingdom — 1.6%
3i Group plc	1,031	14,756
Admiral Group plc	389	10,116
AstraZeneca plc	453	40,448
Aviva plc	3,001	14,733
BAE Systems plc	1,626	11,387
Barclays plc	9,338	17,205
Barratt Developments plc	4,175	33,236
Berkeley Group Holdings plc	269	13,812
BP plc	17,831	112,884
British American Tobacco plc	916	33,828
BT Group plc	7,941	17,418
Centrica plc	15,599	14,145
Diageo plc	2,106	86,031
Direct Line Insurance Group plc	5,051	18,636
G4S plc	4,265	9,933
GlaxoSmithKline plc	2,794	59,888
GVC Holdings plc	1,425	13,017
Imperial Brands plc	1,368	30,720
John Wood Group plc	3,226	15,040
Legal & General Group plc	5,012	15,298
Meggitt plc	985	7,684
Micro Focus International plc	1,261	17,720
National Grid plc	2,019	21,860
NewRiver REIT plc, REIT	11,314	27,043
Next plc	205	15,583
Persimmon plc	702	18,723
Prudential plc	3,279	59,420
RELX plc	915	21,731
Safestore Holdings plc, REIT	6,642	54,594
Schroders plc	167	6,312
Segro plc, REIT	9,404	93,753
Severn Trent plc	504	13,415
SSE plc	2,118	32,401
Standard Chartered plc	1,440	12,087
Standard Life Aberdeen plc	3,379	11,867
Taylor Wimpey plc	28,431	56,434
Tritax Big Box REIT plc, REIT	26,490	48,721
Tritax EuroBox plc (g)	20,473	23,765
Unilever plc	984	59,140
UNITE Group plc (The), REIT	5,216	69,989
United Utilities Group plc	1,251	12,698
Vodafone Group plc	23,498	46,815
Workspace Group plc, REIT	3,277	38,781
WPP plc	1,144	14,324

		1,367,391

United States — 11.3%
3M Co.	103	16,933
AbbVie, Inc.	228	17,264
AES Corp.	1,079	17,631
AGNC Investment Corp., REIT	1,075	17,297
Alliant Energy Corp.	250	13,483
Altria Group, Inc.	432	17,669
American Electric Power Co., Inc.	192	17,988
Americold Realty Trust, REIT	2,170	80,442
Amgen, Inc.	96	18,577
Analog Devices, Inc.	676	75,529
Annaly Capital Management, Inc., REIT	1,959	17,239
AT&T, Inc.	552	20,888
Automatic Data Processing, Inc.	738	119,128
AvalonBay Communities, Inc., REIT	1,142	245,907
Avangrid, Inc.	335	17,504
Avaya Holdings Corp. *	1,873	19,161
BlackRock, Inc.	141	62,835
Brandywine Realty Trust, REIT	4,610	69,841
Bristol-Myers Squibb Co.	3,010	152,637
Brixmor Property Group, Inc., REIT	3,259	66,125
Broadcom, Inc.	67	18,497
Cardinal Health, Inc.	390	18,404
Carnival Corp.	374	16,348
CenterPoint Energy, Inc.	582	17,565
CenturyLink, Inc.	1,535	19,157
CF Industries Holdings, Inc.	372	18,302
Chevron Corp.	1,586	188,100
Cisco Systems, Inc.	1,068	52,770
Citigroup, Inc.	760	52,501
Clear Channel Outdoor Holdings, Inc. *	4,888	12,318
CNA Financial Corp.	368	18,124
Coca-Cola Co. (The)	8,700	473,628
Comcast Corp., Class A	4,253	191,725
Consolidated Edison, Inc.	197	18,611
Coty, Inc., Class A	1,692	17,783
Diamondback Energy, Inc.	177	15,914
Digital Realty Trust, Inc., REIT	1,312	170,311
Dominion Energy, Inc.	225	18,234
Douglas Emmett, Inc., REIT	2,071	88,701
DTE Energy Co.	133	17,684
Duke Energy Corp.	197	18,884
DuPont de Nemours, Inc.	1,258	89,708
Eastman Chemical Co.	231	17,055
Eaton Corp. plc	2,191	182,182
Edison International	1,204	90,806
Eli Lilly & Co.	954	106,686
Emerson Electric Co.	183	12,235
Entergy Corp.	167	19,599
Equinix, Inc., REIT	245	141,316
Equitrans Midstream Corp.	1,000	14,550
Equity LifeStyle Properties, Inc., REIT	1,205	160,988
Essex Property Trust, Inc., REIT	490	160,059
Evergy, Inc.	285	18,970
Exelon Corp.	365	17,633
Federal Realty Investment Trust, REIT	685	93,256
FirstEnergy Corp.	400	19,292
Ford Motor Co.	1,914	17,532
Gap, Inc. (The)	1,007	17,482
General Motors Co.	476	17,840
Gilead Sciences, Inc.	257	16,289
Hanesbrands, Inc.	796	12,195
Harley-Davidson, Inc.	497	17,877
HCP, Inc., REIT	3,719	132,508
Healthcare Trust of America, Inc., Class A, REIT	3,333	97,924
Helmerich & Payne, Inc.	342	13,704
Highwoods Properties, Inc., REIT	1,634	73,432
Home Depot, Inc. (The)	187	43,388
Honeywell International, Inc.	665	112,518
HP, Inc.	813	15,382
iHeartMedia, Inc., Class A *	144	2,160
Intercontinental Exchange, Inc.	744	68,649

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
International Business Machines Corp.	1,326	192,827
International Flavors & Fragrances, Inc.	38	4,662
International Paper Co.	400	16,728
Invesco Ltd.	1,032	17,482
Invitation Homes, Inc., REIT	4,978	147,399
Iron Mountain, Inc., REIT	3,149	101,996
Johnson & Johnson	32	4,140
Johnson Controls International plc	279	12,245
Kellogg Co.	313	20,142
Kilroy Realty Corp., REIT	1,210	94,247
Kimco Realty Corp., REIT	920	19,210
Kohl’s Corp.	366	18,176
Kraft Heinz Co. (The)	624	17,431
L Brands, Inc.	949	18,591
Las Vegas Sands Corp.	313	18,079
Leggett & Platt, Inc.	454	18,587
LyondellBasell Industries NV, Class A	205	18,341
Macerich Co. (The), REIT	543	17,153
Macy’s, Inc.	1,128	17,529
Maxim Integrated Products, Inc.	990	57,331
McDonald’s Corp.	610	130,973
MDU Resources Group, Inc.	665	18,746
Merck & Co., Inc.	4,008	337,393
Microsoft Corp.	242	33,645
Mid-America Apartment Communities, Inc., REIT	1,111	144,441
Morgan Stanley	2,199	93,831
National Retail Properties, Inc., REIT	1,961	110,600
Newell Brands, Inc.	1,132	21,191
Newmont Goldcorp Corp.	467	17,709
NextEra Energy, Inc.	907	211,322
Nielsen Holdings plc	785	16,681
Nordstrom, Inc.	544	18,316
Norfolk Southern Corp.	701	125,942
Nucor Corp.	325	16,546
Occidental Petroleum Corp.	349	15,520
Old Republic International Corp.	660	15,556
ONEOK, Inc.	254	18,717
PACCAR, Inc.	247	17,292
Packaging Corp. of America	182	19,310
Park Hotels & Resorts, Inc., REIT	5,446	135,987
Pebblebrook Hotel Trust, REIT	1,604	44,623
PepsiCo, Inc.	763	104,607
Pfizer, Inc.	7,204	258,840
Philip Morris International, Inc.	2,312	175,550
Pinnacle West Capital Corp.	178	17,278
PPL Corp.	552	17,382
Prologis, Inc., REIT	4,319	368,065
Public Service Enterprise Group, Inc.	287	17,817
Public Storage, REIT	824	202,102
QUALCOMM, Inc.	245	18,689
Rexford Industrial Realty, Inc., REIT	2,029	89,317
Schlumberger Ltd.	456	15,582
Seagate Technology plc	375	20,171
Service Properties Trust, REIT	698	18,001
Simon Property Group, Inc., REIT	114	17,744
Southern Co. (The)	313	19,334
Steel Dynamics, Inc.	597	17,791
Sunstone Hotel Investors, Inc., REIT	3,718	51,085
Tapestry, Inc.	700	18,235
Targa Resources Corp.	452	18,157
Texas Instruments, Inc.	729	94,216
United Parcel Service, Inc., Class B	173	20,729
UnitedHealth Group, Inc.	659	143,214
Ventas, Inc., REIT	3,626	264,807
VEREIT, Inc., REIT	14,616	142,944
Verizon Communications, Inc.	6,593	397,953
VICI Properties, Inc., REIT	5,409	122,514
Vornado Realty Trust, REIT	2,375	151,216
Western Digital Corp.	337	20,099
Westrock Co.	474	17,277
Williams Cos., Inc. (The)	640	15,398
WP Carey, Inc., REIT	556	49,762
Xcel Energy, Inc.	3,444	223,481

		9,876,848

TOTAL COMMON STOCKS (Cost $21,433,444)		23,350,394

INVESTMENT COMPANIES — 16.3%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (j)	306,097	2,525,296
JPMorgan Equity Income Fund Class R6 Shares (j)	293,991	5,438,837
JPMorgan Floating Rate Income Fund Class R6 Shares (j)	176,115	1,600,886
JPMorgan Managed Income Fund Class L Shares (j)	461,693	4,640,012

TOTAL INVESTMENT COMPANIES (Cost $13,430,317)		14,205,031

	Principal Amount ($)
MORTGAGE-BACKED SECURITIES — 6.7%
United States — 6.7%
FHLMC Gold Pools, 30 Year
Pool # G67700, 3.50%, 8/1/2046	285,091	300,558
Pool # G60852, 4.00%, 8/1/2046	47,724	50,991
Pool # G67702, 4.00%, 1/1/2047	34,040	36,370
Pool # G61096, 3.50%, 2/1/2047	134,939	141,323
Pool # G67703, 3.50%, 4/1/2047	325,887	343,356
Pool # G67704, 4.00%, 8/1/2047	18,997	20,461
Pool # G67705, 4.00%, 10/1/2047	24,256	25,917
Pool # Q52307, 3.50%, 11/1/2047	34,522	36,373
Pool # G67706, 3.50%, 12/1/2047	323,339	340,672
Pool # Q53751, 3.50%, 1/1/2048	148,962	153,805
Pool # G67708, 3.50%, 3/1/2048	451,052	472,386

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # G67714, 4.00%, 7/1/2048	44,663	47,649
FNMA, Other
Pool # AN6368, 3.09%, 9/1/2029	30,000	32,213
Pool # AN7845, 3.08%, 12/1/2029	30,000	32,242
Pool # AN8281, 3.19%, 2/1/2030	20,000	21,538
Pool # AN8572, 3.55%, 4/1/2030	20,000	22,172
Pool # AN9116, 3.61%, 5/1/2030	13,000	14,557
Pool # AN3747, 2.87%, 2/1/2032	12,000	12,584
Pool # AN6122, 3.06%, 8/1/2032	20,000	21,325
Pool # BM3226, 3.44%, 10/1/2032	19,841	21,896
Pool # AN7633, 3.13%, 12/1/2032	10,000	10,790
Pool # AN8095, 3.24%, 1/1/2033	18,000	19,494
UMBS, 20 Year
Pool # BM3100, 4.00%, 11/1/2037	23,980	25,391
Pool # BM3569, 3.50%, 2/1/2038	59,204	61,943
Pool # BM3791, 3.50%, 4/1/2038	43,798	45,626
UMBS, 30 Year
Pool # AS4085, 4.00%, 12/1/2044	20,185	21,555
Pool # BM1909, 4.00%, 2/1/2045	36,814	39,401
Pool # AL7941, 4.00%, 12/1/2045	125,081	133,581
Pool # MA2670, 3.00%, 7/1/2046	66,737	68,367
Pool # AS8295, 3.00%, 11/1/2046	38,930	40,150
Pool # MA2863, 3.00%, 1/1/2047	185,593	189,971
Pool # AS8684, 3.50%, 1/1/2047	39,230	41,064
Pool # MA2920, 3.00%, 3/1/2047	73,794	75,602
Pool # AS9313, 4.00%, 3/1/2047	37,729	40,096
Pool # FM1504, 3.50%, 6/1/2047	100,000	105,363
Pool # AS9960, 4.00%, 7/1/2047	164,219	175,820
Pool # BM3567, 4.00%, 9/1/2047	246,021	262,004
Pool # BM4028, 3.50%, 10/1/2047	34,878	36,726
Pool # BM3357, 3.50%, 11/1/2047	68,493	71,942
Pool # BM3778, 3.50%, 12/1/2047	219,227	230,841
Pool # CA0906, 3.50%, 12/1/2047	121,620	128,222
Pool # MA3210, 3.50%, 12/1/2047	25,381	26,310
Pool # BH9215, 3.50%, 1/1/2048	39,747	41,040
Pool # CA0995, 3.50%, 1/1/2048	140,860	147,904
Pool # BM3788, 3.50%, 3/1/2048	283,208	297,233
Pool # BM5483, 3.50%, 4/1/2048	41,860	43,227
Pool # BM5897, 3.50%, 5/1/2048	47,655	49,131
Pool # SD0011, 3.50%, 7/1/2049	1,183,684	1,245,478

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,615,249)		5,822,660

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
United States — 4.5%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 4.04%, 6/25/2045 (k)	29,241	29,896
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.70%, 2/20/2036 (k)	18,903	18,926
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 4.47%, 2/25/2035 (k)	12,944	13,101
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 4.50%, 5/25/2035 (k)	38,848	39,605
Bear Stearns ARM Trust
Series 2004-9, Class 22A1, 4.45%, 11/25/2034 (k)	91,448	94,365
Series 2006-1, Class A1, 4.91%, 2/25/2036 (k)	16,733	17,146
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 4.68%, 9/25/2035 (k)	43,239	44,346
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (c) (k)	83,568	83,853
Series 2019-1, Class A1, 3.71%, 3/25/2049 (c) (k)	199,368	202,172
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.32%, 9/25/2030 (k)	250,000	252,427
FHLMC, REMIC Series 4703, Class SA, IF, IO, 4.12%, 7/15/2047 (k)	432,364	85,448
FHLMC, STRIPS
Series 316, Class S7, IF, IO, 4.07%, 11/15/2043 (k)	450,463	72,928
Series 356, Class S5, IF, IO, 3.97%, 9/15/2047 (k)	470,188	90,118
FNMA, Connecticut Avenue Securities
Series 2017-C05, Class 1M1, 2.57%, 1/25/2030 (k)	39,807	39,799
Series 2017-C07, Class 1M1, 2.67%, 5/25/2030 (k)	71,717	71,727

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017-C07, Class 2M2, 4.52%, 5/25/2030 (k)	200,000	203,087
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 3.93%, 7/25/2042 (k)	381,994	60,903
Series 2018-67, Class SN, IF, IO, 4.18%, 9/25/2048 (k)	561,017	110,277
Series 2018-73, Class SC, IF, IO, 4.18%, 10/25/2048 (k)	428,556	75,996
GNMA
Series 2017-67, Class ST, IF, IO, 4.16%, 5/20/2047 (k)	267,456	56,985
Series 2017-112, Class S, IF, IO, 4.16%, 7/20/2047 (k)	310,681	58,501
Series 2018-36, Class SG, IF, IO, 4.16%, 3/20/2048 (k)	132,809	27,779
Series 2019-22, Class SM, IF, IO, 4.01%, 2/20/2049 (k)	380,707	76,312
Series 2019-42, Class SJ, IF, IO, 4.01%, 4/20/2049 (k)	490,281	86,458
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 2.46%, 5/25/2035 (k)	42,500	41,813
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (c) (k)	138,212	139,589
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (c) (k)	250,000	253,982
Impac CMB Trust
Series 2004-6, Class 1A2, 2.80%, 10/25/2034 (k)	51,902	51,780
Series 2004-7, Class 1A2, 2.94%, 11/25/2034 (k)	80,766	80,053
Series 2005-4, Class 1A1A, 2.56%, 5/25/2035 (k)	176,653	175,914
Series 2005-8, Class 1AM, 2.72%, 2/25/2036 (k)	136,798	133,468
JP Morgan Alternative Loan Trust Series 2007-A2, Class 12A3, 2.21%, 6/25/2037 (k)	6,461	6,462
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	9,441	9,588
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (c) (h)	100,000	101,343
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.79%, 4/21/2034 (k)	18,467	18,849
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.78%, 1/25/2037 (k)	10,221	10,314
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.77%, 7/25/2034 (k)	26,053	26,215
Series 2005-5AR, Class 1M1, 2.77%, 9/25/2035 ‡ (k)	102,510	102,559
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049 (c) (k)	115,941	117,717
Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 (c) (k)	239,000	239,318
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 2.30%, 12/25/2035 (k)	50,658	47,645
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	2,031	2,026
Toorak Mortgage Corp. Ltd. Series 2019-1, Class A1, 4.46%, 3/25/2022 (c) (h)	100,000	101,484
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 4.42%, 3/25/2035 (k)	17,548	17,453
Series 2005-AR5, Class A6, 4.37%, 5/25/2035 (k)	28,292	28,989
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-W, Class A1, 4.84%, 11/25/2034 (k)	35,297	36,222
Series 2004-EE, Class 2A2, 4.95%, 12/25/2034 (k)	26,136	27,304
Series 2004-Z, Class 2A2, 4.97%, 12/25/2034 (k)	17,482	17,949
Series 2005-AR1, Class 1A1, 5.08%, 2/25/2035 (k)	14,128	14,624
Series 2005-AR3, Class 2A1, 4.87%, 3/25/2035 (k)	20,737	21,361
Series 2005-AR3, Class 1A1, 4.98%, 3/25/2035 (k)	29,911	31,163
Series 2005-AR2, Class 2A1, 5.14%, 3/25/2035 (k)	56,322	57,706
Series 2005-AR2, Class 2A2, 5.14%, 3/25/2035 (k)	13,142	13,580
Series 2005-16, Class A8, 5.75%, 12/25/2035	10,540	10,917
Series 2006-AR2, Class 2A3, 4.99%, 3/25/2036 (k)	25,184	25,748
Series 2006-AR3, Class A3, 5.22%, 3/25/2036 (k)	19,064	19,328

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,785,217)		3,894,618

ASSET-BACKED SECURITIES — 4.3%
United States — 4.3%
ABFC Trust Series 2003-OPT1, Class M1, 3.05%, 2/25/2033 ‡ (k)	157,117	155,963

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ACC Trust Series 2019-1, Class B, 4.47%, 10/20/2022 (c)	100,000	102,173
ACE Securities Corp. Home Equity Loan Trust Series 2003-HE1, Class M1, 2.99%, 11/25/2033 (k)	90,814	90,162
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024 (c)	14,000	14,340
Series 2019-1, Class E, 4.84%, 4/14/2025 (c)	100,000	102,860
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class C, 3.36%, 2/18/2025	15,000	15,405
Series 2019-1, Class D, 3.62%, 3/18/2025	15,000	15,478
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	13,314	13,277
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 4.49%, 11/25/2033 ‡ (k)	70,682	71,112
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 3.89%, 7/25/2034 ‡ (k)	13,697	13,926
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (c)	44,360	44,712
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (c)	100,000	100,997
Series 2019-A, Class C, 5.29%, 10/16/2023 (c)	100,000	100,996
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 2.77%, 5/25/2034 ‡ (k)	16,945	16,944
Series 2006-19, Class 2A2, 2.18%, 3/25/2037 ‡ (k)	72,470	72,184
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 4.34%, 5/25/2034 (k)	44,010	42,018
Series 2004-5, Class M3, 3.74%, 7/25/2034 ‡ (k)	65,774	66,419
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	15,000	15,428
Series 2019-1, Class D, 4.09%, 6/15/2026	35,000	36,244
Series 2019-3, Class D, 3.18%, 10/15/2026	50,000	50,858
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (c)	49,750	52,412
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024 (c)	45,000	46,517
Series 2019-1A, Class D, 3.87%, 11/15/2024 (c)	80,000	82,305
Series 2017-4A, Class E, 5.15%, 11/15/2024 (c)	100,000	103,284
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023 (c)	20,000	20,421
Series 2018-3A, Class E, 5.43%, 8/15/2024 (c)	10,000	10,515
Series 2018-4A, Class D, 4.35%, 9/16/2024 (c)	10,000	10,371
Series 2019-1A, Class C, 3.82%, 12/16/2024 (c)	25,000	25,605
Series 2019-1A, Class D, 4.13%, 12/16/2024 (c)	45,000	46,712
Series 2018-2A, Class E, 5.33%, 5/15/2025 (c)	120,000	125,082
Series 2018-4A, Class E, 5.38%, 7/15/2025 (c)	10,000	10,442
Series 2019-1A, Class E, 5.20%, 1/15/2026 (c)	65,000	68,080
Series 2019-2A, Class E, 4.68%, 5/15/2026 (c)	220,000	226,123
FREED ABS Trust
Series 2019-1, Class A, 3.42%, 6/18/2026 (c)	70,692	71,070
Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (c)	110,000	111,809
Fremont Home Loan Trust
Series 2003-A, Class M1, 2.99%, 8/25/2033 ‡ (k)	68,428	67,303
Series 2004-1, Class M4, 3.44%, 2/25/2034 ‡ (k)	61,147	61,347
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024 (c)	15,000	15,391
GLS Auto Receivables Trust Series 2018-3A, Class C, 4.18%, 7/15/2024 (c)	10,000	10,334
GSAMP Trust Series 2003-SEA, Class A1, 2.42%, 2/25/2033 ‡ (k)	146,850	145,855
Long Beach Mortgage Loan Trust Series 2004-6, Class A3, 3.32%, 11/25/2034 ‡ (k)	77,766	78,162
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 2.92%, 9/25/2034 ‡ (k)	15,893	15,548
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 4.27%, 3/25/2033 ‡ (k)	157,993	152,293
Series 2003-NC10, Class M1, 3.04%, 10/25/2033 ‡ (k)	24,755	24,616
Series 2004-HE3, Class M1, 2.87%, 3/25/2034 ‡ (k)	64,769	63,620
Series 2004-NC7, Class M2, 2.95%, 7/25/2034 ‡ (k)	24,477	24,553
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (c)	10,000	10,440
RAMP Trust
Series 2005-RS6, Class M4, 2.99%, 6/25/2035 ‡ (k)	250,000	250,007
Series 2006-RZ3, Class M1, 2.37%, 8/25/2036 ‡ (k)	200,000	199,334
Renaissance Home Equity Loan Trust Series 2003-3, Class A, 3.02%, 12/25/2033 ‡ (k)	29,739	29,740

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	17,000	17,323
Series 2019-1, Class D, 3.65%, 4/15/2025	30,000	30,828
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 4.04%, 8/25/2034 ‡ (k)	98,115	94,943
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 2.99%, 10/25/2033 ‡ (k)	11,838	11,872
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 2.19%, 1/25/2037 (k)	83,955	82,759
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.17%, 1/25/2037 ‡ (k)	32,018	31,941
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024 (c)	70,000	71,032
Series 2019-1A, Class D, 3.67%, 3/15/2024 (c)	60,000	61,077
Series 2019-1A, Class E, 4.49%, 7/15/2024 (c)	50,000	51,182

TOTAL ASSET-BACKED SECURITIES (Cost $3,654,331)		3,753,744

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Cayman Islands — 0.3%
GPMT Ltd. Series 2018-FL1, Class AS, 3.24%, 11/21/2035 ‡ (c) (k)	250,000	250,000

United States — 2.8%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (c)	100,000	92,785
BANK
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (c)	100,000	88,437
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (c)	30,000	27,335
BBCMS Mortgage Trust Series 2018-C2, Class C, 5.14%, 12/15/2051 ‡ (k)	18,750	20,972
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (c) (k)	100,000	100,075
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (c)	20,000	18,480
Series 2017-P7, Class D, 3.25%, 4/14/2050 (c)	50,000	45,418
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (k)	10,000	10,797
Commercial Mortgage Trust
Series 2015-CR23, Class CME, 3.81%, 5/10/2048 ‡ (c) (k)	100,000	99,979
Series 2016-CR28, Class C, 4.80%, 2/10/2049 ‡ (k)	100,000	108,384
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 5.15%, 3/15/2052 ‡ (k)	100,000	113,519
Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (k)	25,000	26,775
DBGS Mortgage Trust Series 2018-5BP, Class B, 2.86%, 6/15/2033 ‡ (c) (k)	100,000	99,686
FHLMC, Multifamily Structured Pass-Through Certificates
Series K087, Class A2, 3.77%, 12/25/2028	50,000	56,239
Series K716, Class X3, IO, 1.85%, 8/25/2042 (k)	105,785	3,215
Series K726, Class X3, IO, 2.20%, 7/25/2044 (k)	151,020	12,988
Series K729, Class X3, IO, 2.04%, 11/25/2044 (k)	1,211,852	109,711
Series K728, Class X3, IO, 2.02%, 11/25/2045 (k)	100,000	8,581
Series K071, Class X3, IO, 2.08%, 11/25/2045 (k)	700,000	97,661
Series K088, Class X3, IO, 2.42%, 2/25/2047 (k)	555,000	100,645
FNMA ACES
Series 2019-M4, Class A2, 3.61%, 2/25/2031	160,000	178,692
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039 (k)	173,684	14,355
FREMF Series 2018-KF46, Class B, 4.04%, 3/25/2028 (c) (k)	7,925	7,841
FREMF Mortgage Trust
Series 2015-KF09, Class B, 7.44%, 5/25/2022 (c) (k)	1,508	1,536
Series 2015-KF10, Class B, 8.19%, 7/25/2022 (c) (k)	3,121	3,275
Series 2017-KF31, Class B, 4.99%, 4/25/2024 (c) (k)	5,677	5,741
Series 2017-KF32, Class B, 4.64%, 5/25/2024 (c) (k)	71,022	71,864
Series 2018-KF45, Class B, 4.04%, 3/25/2025 (c) (k)	14,843	14,623
Series 2018-KF47, Class B, 4.09%, 5/25/2025 (c) (k)	83,641	83,156
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (c) (k)	25,000	25,467
Series 2018-KF53, Class B, 4.14%, 10/25/2025 (k)	91,287	91,214
Series 2019-KF62, Class B, 4.14%, 4/25/2026 (c) (k)	25,000	25,000
Series 2019-K736, Class C, 3.76%, 7/25/2026 (c) (k)	25,000	25,437
Series 2018-KF43, Class B, 4.24%, 1/25/2028 (c) (k)	63,291	63,264
Series 2018-KF50, Class B, 3.99%, 7/25/2028 (c) (k)	9,522	9,494
Series 2018-K82, Class B, 4.27%, 9/25/2028 (c) (k)	50,000	54,299

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019-KF63, Class B, 4.44%, 5/25/2029 (c) (k)	20,000	20,095
Series 2012-K19, Class C, 4.17%, 5/25/2045 (c) (k)	10,000	10,379
Series 2017-K67, Class C, 4.08%, 9/25/2049 (c) (k)	5,000	5,155
Series 2017-K65, Class B, 4.21%, 7/25/2050 (c) (k)	75,000	80,739
Series 2018-K75, Class B, 4.11%, 4/25/2051 (c) (k)	10,000	10,740
GNMA
Series 2012-44, IO, 0.40%, 3/16/2049 (k)	201,836	2,325
Series 2014-186, IO, 0.76%, 8/16/2054 (k)	424,718	19,137
Series 2013-178, IO, 0.65%, 6/16/2055 (k)	68,821	1,994
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (k)	305,110	20,845
Series 2017-86, IO, 0.77%, 5/16/2059 (k)	125,780	7,744
Series 2017-148, IO, 0.66%, 7/16/2059 (k)	116,217	6,407
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.71%, 6/10/2028 ‡ (c) (k)	100,000	100,913
GS Mortgage Securities Trust Series 2015-GC32, Class C, 4.56%, 7/10/2048 ‡ (k)	100,000	107,049
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.39%, 1/15/2049 ‡ (c) (k)	100,000	96,839
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	36,315	21,149
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (c) (k)	10,000	10,661
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.29%, 1/15/2052 ‡ (k)	20,000	22,873

		2,461,984

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,651,183)		2,711,984

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes 2.00%, 1/31/2020(l) (Cost $1,274,257)	1,275,000	1,275,349

LOAN ASSIGNMENTS — 0.8% (m)
United States — 0.8%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.72%, 4/6/2024 (b)	8,006	7,830
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/1/2024 (b)	24,937	24,933
Bausch Health Cos, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.41%, 6/2/2025 (b)	93,663	94,004
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.15%, 1/31/2025 (b)	9,939	9,867
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.65%, 10/2/2024 (b)	25,114	25,009
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.15%, 4/6/2024 (b)	20,726	20,437
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.15%, 10/29/2025 (b) (n)	5,998	3,599
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.15%, 10/4/2023 (b)	50,700	50,611
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.58%, 5/1/2026 (b) (n)	23,957	24,099
JBS USA LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.90%, 5/1/2026 (b)	33,432	33,571
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.11%, 12/21/2023 (b)	12,000	11,940
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 6/7/2023 (b)	98,000	93,202
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.91%, 11/6/2024 (b)	41,555	41,309
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.81%, 9/18/2026 (b) (n)	50,000	50,203
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.83%, 11/1/2024 (b)	63,690	55,729
TransDigm Group, Inc., 1st Lien Term Loan E

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 1 Month + 2.50%), 4.83%, 5/30/2025 (b)	4,751	4,728
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.83%, 6/9/2023 (b)	12,543	12,501
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.83%, 8/22/2024 (b)	9,502	9,451
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.37%, 4/29/2026 (b)	43,637	43,716
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.24%, 11/1/2023 (b) (n)	50,000	50,025

TOTAL LOAN ASSIGNMENTS (Cost $678,645)		666,764

	Shares
PREFERRED STOCKS — 0.3%
United States — 0.3%
Bank of America Corp., Series GG, 6.00%, 5/16/2023 ($25 par value) (o)	1,000	27,080
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	1,875	49,931
Duke Energy Corp., Series A, 5.75%, 6/15/2024 ($25 par value) (o)	825	22,795
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value) (b) (o)	1,725	43,711
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value) (b) (o)	750	20,078
Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (b) (o)	1,500	40,950
MYT Holding Co. (Preference), 10.00%, 6/7/2029 (c)	8,455	7,863
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	650	17,908
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value) (b) (o)	300	8,487
SCE Trust II, 5.10%, 3/15/2018 ($25 par value) (o)	400	9,500
Southern Co. (The), 5.25%, 10/1/2076 ($25 par value)	650	17,394
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (b) (o)	375	10,035
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (o)	1,000	26,930

TOTAL PREFERRED STOCKS (Cost $286,611)		302,662

	Principal Amount ($)
CONVERTIBLE BONDS — 0.0% (e)
United States — 0.0% (e)
Liberty Interactive LLC
4.00%, 11/15/2029	3,000	2,160
3.75%, 2/15/2030	2,000	1,418
Whiting Petroleum Corp. 1.25%, 4/1/2020	27,000	26,332

TOTAL CONVERTIBLE BONDS (Cost $29,933)		29,910

	No. of Warrants
WARRANTS — 0.0% (e)
United States — 0.0% (e)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡ (Cost $19,405)	1,084	14,092

	Shares
SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (j) (p)	2,738,017	2,738,838
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (j) (p)	351,795	351,901

TOTAL INVESTMENT COMPANIES (Cost $3,090,661)		3,090,739

Total Investments — 99.4% (Cost $83,300,207)		86,802,663
Other Assets Less Liabilities — 0.6%		552,429

Net Assets — 100.0%		87,355,092

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2019

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Investment Companies	16.3%
Equity Real Estate Investment Trusts (REITs)	7.0
Mortgage-Backed Securities	6.6
Collateralized Mortgage Obligations	4.5
Banks	4.4
Asset-Backed Securities	4.3
Oil, Gas & Consumable Fuels	4.2
Diversified Telecommunication Services	4.0

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Commercial Mortgage-Backed Securities	3.1
Media	2.9
Pharmaceuticals	2.9
Hotels, Restaurants & Leisure	2.3
Insurance	2.3
Health Care Providers & Services	2.0
Capital Markets	1.8
Electric Utilities	1.8
U.S. Treasury Notes	1.5
Food Products	1.4
Semiconductors & Semiconductor Equipment	1.3
Wireless Telecommunication Services	1.2
Metals & Mining	1.1
Consumer Finance	1.1
Others (each less than 1.0%)	18.4
Short-Term Investments	3.6

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2019.
(i)	Defaulted security.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2019.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of September 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of September 30, 2019.
(p)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	12/2019	EUR	38,721	517
S&P 500 E-Mini Index	12	12/2019	USD	1,786,200	(14,739)
U.S. Treasury 10 Year Note	64	12/2019	USD	8,340,000	(37,657)

					(51,879)

Short Contracts
EURO STOXX 50 Index	(56)	12/2019	EUR	(2,168,353)	(30,167)
Foreign Exchange GBP/USD	(16)	12/2019	USD	(1,233,200)	3,970
MSCI Emerging Markets E-Mini Index	(14)	12/2019	USD	(701,120)	14,111

					(12,086)

					(63,965)

Abbreviations

EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
United States	$—	$1,835,267	$1,918,477	$3,753,744
Collateralized Mortgage Obligations
United States	—	3,538,077	356,541	3,894,618
Commercial Mortgage-Backed Securities
Cayman Islands	—	—	250,000	250,000
United States	—	1,322,611	1,139,373	2,461,984

Total Commercial Mortgage-Backed Securities	—	1,322,611	1,389,373	2,711,984

Common Stocks
Australia	—	621,269	—	621,269
Austria	—	59,285	—	59,285
Belgium	113,673	46,421	—	160,094
China	—	1,044,069	—	1,044,069
Czech Republic	—	64,949	—	64,949
Denmark	—	9,397	—	9,397
Finland	10,723	100,092	—	110,815
France	22,790	1,572,459	—	1,595,249
Germany	32,471	899,266	—	931,737
Hong Kong	—	383,699	—	383,699
Hungary	—	80,936	—	80,936
Ireland	—	10,497	—	10,497
Italy	—	335,681	—	335,681

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Japan	37,498	1,010,176	—	1,047,674
Macau	—	52,417	—	52,417
Netherlands	35,186	195,794	—	230,980
New Zealand	—	25,055	—	25,055
Norway	—	217,400	—	217,400
Portugal	—	26,135	—	26,135
Russia	104,990	211,824	—	316,814
Singapore	—	154,988	—	154,988
South Africa	—	236,526	—	236,526
South Korea	18,448	261,766	—	280,214
Spain	—	548,056	—	548,056
Sweden	15,145	286,146	—	301,291
Switzerland	—	799,073	—	799,073
Taiwan	567,120	345,367	—	912,487
Thailand	75,656	69,471	—	145,127
United Arab Emirates	—	36,095	—	36,095
United Kingdom	144,183	1,223,208	—	1,367,391
Other Common Stocks	11,244,994	—	—	11,244,994

Total Common Stocks	12,422,877	10,927,517	—	23,350,394

Convertible Bonds	—	29,910	—	29,910
Corporate Bonds
United States	—	23,802,485	9	23,802,494
Other Corporate Bonds	—	3,882,222	—	3,882,222

Total Corporate Bonds	—	27,684,707	9	27,684,716

Investment Companies	14,205,031	—	—	14,205,031
Loan Assignments	—	666,764	—	666,764
Mortgage-Backed Securities	—	5,822,660	—	5,822,660
Preferred Stocks
United States	294,799	7,863	—	302,662
U.S. Treasury Obligations	—	1,275,349	—	1,275,349
Warrants	—	—	14,092	14,092
Short-Term Investments
Investment Companies	3,090,739	—	—	3,090,739

Total Investments in Securities	$30,013,446	$53,110,725	$3,678,492	$86,802,663

Appreciation in Other Financial Instruments
Futures Contracts	$18,081	$517	$—	$18,598

Depreciation in Other Financial Instruments
Futures Contracts	$(52,396)	$(30,167)	$—	$(82,563)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019
Investments in Securities
Asset-Backed Securities — United States	$1,973,287	$523	$1,502	$2,912	$295,437	$(387,507)	$32,323	$—	$1,918,477
Collateralized Mortgage Obligations — United States	—	—	4,120	1	363,850	(11,430)	—	—	356,541
Commercial Mortgage-Backed Securities — Cayman Islands	249,642	—	358	—	—	—	—	—	250,000
Commercial Mortgage-Backed Securities — United States	143,604	3,071	43,015	240	717,047	(45,056)	277,452	—	1,139,373
Corporate Bonds — United States	73,899	(54,414)	45,887	22	—	(65,385)	—	—	9
Warrants — United States	—	—	(5,312)	—	19,404	—	—	—	14,092

Total	$2,440,432	$(50,820)	$89,570	$3,175	$1,395,738	$(509,378)	$309,775	$—	$3,678,492

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to $47,391.

There were no significant transfers into and out of level 3 for the period ended September 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,918,477	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.71%)
			Constant Default Rate	0.00% - 4.83% (2.89%)
			Yield (Discount Rate of Cash Flows)	2.15% - 6.41% (3.28%)

Asset-Backed Securities	1,918,477

	1,139,373	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.56% - 123.24% (5.94%)

Commercial Mortgage-Backed Securities	1,139,373

	356,541	Discounted Cash Flow	Constant Prepayment Rate	10.54% - 20.00% (17.28%)

			Constant Default Rate	0.00% - 1.43% (0.41%)
			Yield (Discount Rate of Cash Flows)	2.56% - 3.54% (3.26%)

Collateralized Mortgage Obligations	356,541

	9	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	9

Total	$3,414,400

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2019, the value of these investments was $264,092. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$1,341,645	$1,023,061	$—	$—	$160,590	$2,525,296	306,097	$60,993	$—
JPMorgan Equity Income Fund Class R6 Shares(a)	4,032,209	699,163	—	—	707,465	5,438,837	293,991	76,762	—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	2,616,859	483,733	1,549,591	(35,265)	85,150	1,600,886	176,115	93,912	—
JPMorgan Managed Income Fund Class L Shares(a)	7,805,932	3,435,905	6,625,035	541	22,669	4,640,012	461,693	95,816	—
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	—	1,994,810	1,642,904	(6)	1	351,901	351,795	4,399	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10%(a)(b)	—	18,564,393	15,825,429	(203)	77	2,738,838	2,738,017	33,792	—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	1,416,737	5,249,653	6,666,390	—	—	—	—	9,361	—

Total	$17,213,382	$31,450,718	$32,309,349	$(34,933)	$975,952	$17,295,770		$375,035	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.